CONSOLIDATED STATEMENTS OF CASH FLOWS (Parentheticals) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2017
Preferred stock issuance costs	$ 9,301	$ 16,901
Emerald financing issuance costs	$ 154,092
Value of warrants issued to purchase shares of common stock for consulting services			$ 30,000
Preferred deemed dividend			1,044,000
Series D Preferred Stock
Preferred stock issuance costs			183,343
Preferred deemed dividend			536,000
Series F Preferred stock
Preferred stock issuance costs			118,855
Preferred deemed dividend			333,000
Series C Preferred Stock
Preferred deemed dividend			$ 175,000